Client Name:
Client Project Name:	BRAVO 2024-CES2
Start - End Dates:	7/12/2023 - 8/5/2024
Deal Loan Count:	1,779
Report Run Date:

Conditions Report 2.0

Loans in Report:	1,779
Loans with Conditions:	988

4 - Total Active Conditions
4 - Non-Material Conditions
1 - Property Valuations Review Scope
1 - Category: FEMA
3 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Texas Home Equity
1590 - Total Satisfied Conditions

405 - Credit Review Scope
129 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Application
2 - Category: Assets
16 - Category: Credit/Mtg History
11 - Category: DTI
24 - Category: Income/Employment
21 - Category: Insurance
6 - Category: Legal Documents
1 - Category: LTV/CLTV
1 - Category: Re-Verifications
15 - Category: Terms/Guidelines
175 - Category: Title
35 - Property Valuations Review Scope
23 - Category: Appraisal
8 - Category: FEMA
4 - Category: Property
1150 - Compliance Review Scope
133 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
242 - Category: Compliance Manual
115 - Category: Documentation
10 - Category: Federal Higher-Priced
2 - Category: Finance Charge Tolerance
5 - Category: Repayment Ability
98 - Category: RESPA
18 - Category: Right of Rescission
21 - Category: Section 32
99 - Category: State Consumer Protection
5 - Category: State High Cost
2 - Category: Texas Home Equity
399 - Category: TILA/RESPA Integrated Disclosure
10 - Total Waived Conditions

4 - Credit Review Scope
4 - Category: Credit/Mtg History
6 - Compliance Review Scope
6 - Category: Documentation

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